Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Identified intangible assets
Carrying Amount	$ 60,697	$ 60,697
Accumulated Amortization	60,697	60,697
Amortization expense		25	$ 128
Changes in carrying amount of goodwill	0	0
Core deposit premium
Identified intangible assets
Carrying Amount	58,675	58,675
Accumulated Amortization	58,675	58,675
Identified intangible (contract rights)
Identified intangible assets
Carrying Amount	2,022	2,022
Accumulated Amortization	$ 2,022	$ 2,022